Loans and borrowings - Breakdown by type of interest rate and currency (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Loans and borrowings
Borrowings	$ 119,965,031	$ 105,815,527
Local currency
Loans and borrowings
Borrowings	11,370,942	10,417,990
Foreign currency
Loans and borrowings
Borrowings	108,594,089	95,397,537
Fixed interest rate | Local currency
Loans and borrowings
Borrowings	1,799,807	2,030,378
Fixed interest rate | Foreign currency
Loans and borrowings
Borrowings	83,480,636	70,956,700
Floating interest rate | Local currency
Loans and borrowings
Borrowings	9,571,135	8,387,612
Floating interest rate | Foreign currency
Loans and borrowings
Borrowings	$ 25,113,453	$ 24,440,837